Equity (Details)				12 Months Ended
	Jan. 20, 2025 $ / shares shares	Dec. 30, 2024 USD ($) $ / shares shares	Dec. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 26, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	May 18, 2023 $ / shares shares
Equity [Line Items]
Ordinary shares, shares authorized				1,250,000,000		1,250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.00004		$ 0.00004
Total considerations (in Dollars) | $				$ 50,000
Ordinary shares, shares outstanding				25,000,000		2,525,000
Ordinary shares, shares issued				25,000,000		2,525,000
Total consideration		$ 354,427	$ 2,800,000
CAYMAN ISLANDS
Equity [Line Items]
Ordinary shares, shares authorized				1			50,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 1
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 1
Shares issued				49,999
Ordinary shares, shares outstanding				50,000
Ordinary shares, shares issued				50,000
Everbright Global [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 1
Ordinary shares, shares issued		619
Everbright Global [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued		280
Subsequent Event [Member]
Equity [Line Items]
Share split ordinary shares	25,000
Subsequent Event [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 1
Share capital	50,000
Dividend shares	50,000
Subsequent Event [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, shares authorized	1,250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00004
Dividend shares	1,250,000,000
Subsequent Event [Member] | Ordinary Shares [Member]
Equity [Line Items]
Share split ordinary shares	25,000
Subsequent Event [Member] | Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00004
Pari-passu [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 1
IPO [Member]
Equity [Line Items]
Ordinary shares, shares issued					49,900
IPO [Member] | Everbright Global [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 1